Quarterly portfolio holdings
John Hancock
Lifestyle Blend Portfolios
Asset allocation
May 31, 2026
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Portfolios’ investments
LIFESTYLE BLEND AGGRESSIVE PORTFOLIO

As of 5-31-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 64.0%
Equity - 62.7%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	15,569,152	$220,926,269
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	17,148,960	256,719,924
Fixed income - 1.3%
Bond, Class NAV, JHSB (MIM US) (B)	238,781	3,233,097
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	496,638	4,077,401
High Yield, Class NAV, JHBT (MIM US) (B)	667,322	2,021,985

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $336,046,091)		$486,978,676
UNAFFILIATED INVESTMENT COMPANIES - 35.5%
Equity - 35.1%
Fidelity Mid Cap Index Fund	2,186,716	90,311,388
Fidelity Small Cap Index Fund	1,263,441	46,191,415
iShares Global Infrastructure ETF	33,846	2,254,144
iShares MSCI Global Min Vol Factor ETF	23,882	2,913,843
Vanguard Dividend Appreciation ETF	12,809	3,005,632
Vanguard Energy ETF (C)	43,041	6,847,823
Vanguard FTSE Developed Markets ETF	545,597	39,157,497
Vanguard FTSE Emerging Markets ETF (C)	199,169	11,926,240
Vanguard Global ex-U.S. Real Estate ETF	48,106	2,213,357
Vanguard Materials ETF	19,394	4,510,463
Vanguard Real Estate ETF	70,684	6,764,458
Vanguard S&P 500 ETF	73,209	50,916,127
Alternative and specialty - 0.4%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	196,420	3,460,920

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $187,602,108)		$270,473,307
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	11,471	0
ICA Gruppen AB (D)(E)	493	0
Health care - 0.0%
NMC Health PLC (D)(E)	360	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	9,174	27,657
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	46,457	0

TOTAL COMMON STOCKS (Cost $11,582)		$27,657
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.5%
U.S. Government - 0.5%
U.S. Treasury STRIPS, PO, 5.063%, 05/15/2055	$4,020,200	942,186
U.S. Treasury STRIPS, PO, 5.100%, 02/15/2054	5,040,500	1,244,718
U.S. Treasury STRIPS, PO, 5.147%, 11/15/2052	4,201,400	1,091,872
U.S. Treasury STRIPS, PO, 5.167%, 08/15/2051	2,237,600	616,950
LIFESTYLE BLEND AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $4,486,330)		$3,895,726
SHORT-TERM INVESTMENTS - 1.6%
Short-term funds - 1.6%
John Hancock Collateral Trust, 3.5217% (G)(H)	1,264,785	$12,648,738

TOTAL SHORT-TERM INVESTMENTS (Cost $12,648,992)		$12,648,738
Total investments (Cost $540,795,103) - 101.6%		$774,024,104
Other assets and liabilities, net - (1.6%)		(12,488,857)
TOTAL NET ASSETS - 100.0%		$761,535,247
LIFESTYLE BLEND GROWTH PORTFOLIO

As of 5-31-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 59.8%
Equity - 51.5%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	25,575,409	$362,915,053
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	29,258,874	438,005,349
Fixed income - 8.3%
Bond, Class NAV, JHSB (MIM US) (B)	4,113,863	55,701,711
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,635,722	29,849,280
Global Senior Loan ETF, JHETF (CQS) (B)	871,252	21,467,649
High Yield, Class NAV, JHBT (MIM US) (B)	7,130,477	21,605,346

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $673,596,458)		$929,544,388
UNAFFILIATED INVESTMENT COMPANIES - 37.6%
Equity - 31.6%
Fidelity Mid Cap Index Fund	3,610,878	149,129,243
Fidelity Small Cap Index Fund	2,086,991	76,300,396
iShares Global Infrastructure ETF	55,034	3,665,264
iShares MSCI Global Min Vol Factor ETF (C)	300,875	36,709,759
Vanguard Dividend Appreciation ETF	101,994	23,932,892
Vanguard Energy ETF (C)	72,527	11,539,046
Vanguard FTSE Developed Markets ETF	1,208,860	86,759,882
Vanguard FTSE Emerging Markets ETF (C)	278,237	16,660,832
Vanguard Global ex-U.S. Real Estate ETF	79,672	3,665,709
Vanguard Materials ETF	31,933	7,426,658
Vanguard Real Estate ETF	115,172	11,021,961
Vanguard S&P 500 ETF	93,955	65,344,763
Fixed income - 5.5%
Vanguard Short-Term Corporate Bond ETF	242,089	19,171,028
Vanguard Total Bond Market ETF	896,481	65,855,494
Alternative and specialty - 0.5%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	412,520	7,268,602

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $423,025,618)		$584,451,529
2	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

LIFESTYLE BLEND GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	19,400	$0
ICA Gruppen AB (D)(E)	833	0
Health care - 0.0%
NMC Health PLC (D)(E)	609	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	15,517	46,777
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	78,570	0

TOTAL COMMON STOCKS (Cost $19,587)		$46,777
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.6%
U.S. Government - 2.6%
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	$9,744,423	9,716,229
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	12,276,184	12,314,882
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	10,175,398	10,357,314
U.S. Treasury STRIPS, PO, 5.063%, 05/15/2055	8,204,500	1,922,831
U.S. Treasury STRIPS, PO, 5.100%, 02/15/2054	10,385,300	2,564,580
U.S. Treasury STRIPS, PO, 5.147%, 11/15/2052	8,656,600	2,249,701
U.S. Treasury STRIPS, PO, 5.167%, 08/15/2051	4,566,500	1,259,074

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $41,469,808)		$40,384,611
SHORT-TERM INVESTMENTS - 1.3%
Short-term funds - 1.3%
John Hancock Collateral Trust, 3.5217% (G)(H)	1,985,352	19,854,909

TOTAL SHORT-TERM INVESTMENTS (Cost $19,855,510)		$19,854,909
Total investments (Cost $1,157,966,981) - 101.3%		$1,574,282,214
Other assets and liabilities, net - (1.3%)		(19,893,610)
TOTAL NET ASSETS - 100.0%		$1,554,388,604
LIFESTYLE BLEND BALANCED PORTFOLIO

As of 5-31-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 58.0%
Equity - 39.1%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	18,660,125	$264,787,178
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	22,114,472	331,053,648
Fixed income - 18.9%
Bond, Class NAV, JHSB (MIM US) (B)	10,692,589	144,777,651
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	7,093,450	58,237,221
Global Senior Loan ETF, JHETF (CQS) (B)	1,703,375	41,971,160
LIFESTYLE BLEND BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
High Yield, Class NAV, JHBT (MIM US) (B)	13,928,713	$42,204,000

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $689,818,888)		$883,030,858
UNAFFILIATED INVESTMENT COMPANIES - 37.2%
Equity - 24.6%
Fidelity Mid Cap Index Fund	2,574,495	106,326,654
Fidelity Small Cap Index Fund	1,462,260	53,460,234
iShares Global Infrastructure ETF	40,218	2,678,519
iShares MSCI Global Min Vol Factor ETF	321,734	39,254,765
Vanguard Dividend Appreciation ETF	109,749	25,752,603
Vanguard Energy ETF	51,839	8,247,585
Vanguard FTSE Developed Markets ETF	1,098,107	78,811,139
Vanguard FTSE Emerging Markets ETF (C)	211,112	12,641,387
Vanguard Global ex-U.S. Real Estate ETF	57,262	2,634,625
Vanguard Materials ETF	23,059	5,362,832
Vanguard Real Estate ETF	83,581	7,998,702
Vanguard S&P 500 ETF	46,201	32,132,333
Fixed income - 12.1%
Vanguard Short-Term Bond ETF	86,986	6,797,086
Vanguard Short-Term Corporate Bond ETF	413,849	32,772,702
Vanguard Total Bond Market ETF	1,971,274	144,809,788
Alternative and specialty - 0.5%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	408,476	7,197,347

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $445,199,905)		$566,878,301
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	14,022	0
ICA Gruppen AB (D)(E)	602	0
Health care - 0.0%
NMC Health PLC (D)(E)	440	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	11,215	33,807
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	56,786	0

TOTAL COMMON STOCKS (Cost $14,156)		$33,807
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.8%
U.S. Government - 4.8%
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	$18,400,201	18,346,963
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	23,180,962	23,254,035
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	19,214,302	19,557,817
U.S. Treasury STRIPS, PO, 5.063%, 05/15/2055	12,430,200	2,913,179
U.S. Treasury STRIPS, PO, 5.100%, 02/15/2054	15,775,500	3,895,654
U.S. Treasury STRIPS, PO, 5.147%, 11/15/2052	13,149,700	3,417,381
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	3

LIFESTYLE BLEND BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury STRIPS, PO, 5.167%, 08/15/2051	6,918,300	$1,907,511

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $75,057,186)		$73,292,540
SHORT-TERM INVESTMENTS - 0.8%
Short-term funds - 0.8%
John Hancock Collateral Trust, 3.5217% (G)(H)	1,281,127	12,812,168

TOTAL SHORT-TERM INVESTMENTS (Cost $12,812,429)		$12,812,168
Total investments (Cost $1,222,902,564) - 100.8%		$1,536,047,674
Other assets and liabilities, net - (0.8%)		(12,830,218)
TOTAL NET ASSETS - 100.0%		$1,523,217,456
LIFESTYLE BLEND MODERATE PORTFOLIO

As of 5-31-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 53.6%
Equity - 24.3%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,814,017	$54,120,906
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	4,620,340	69,166,483
Fixed income - 29.3%
Bond, Class NAV, JHSB (MIM US) (B)	5,631,057	76,244,506
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,596,252	29,525,225
Global Senior Loan ETF, JHETF (CQS) (B)	869,679	21,428,891
High Yield, Class NAV, JHBT (MIM US) (B)	7,092,977	21,491,721

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $231,890,480)		$271,977,732
UNAFFILIATED INVESTMENT COMPANIES - 39.9%
Equity - 19.1%
Fidelity Mid Cap Index Fund	594,303	24,544,695
Fidelity Small Cap Index Fund	293,756	10,739,714
iShares Global Infrastructure ETF	9,863	656,876
iShares MSCI Global Min Vol Factor ETF	125,250	15,281,753
Vanguard Dividend Appreciation ETF	43,353	10,172,781
Vanguard Energy ETF	13,131	2,089,142
Vanguard FTSE Developed Markets ETF	269,020	19,307,565
Vanguard FTSE Emerging Markets ETF (C)	72,633	4,349,264
Vanguard Global ex-U.S. Real Estate ETF	14,431	663,970
Vanguard Materials ETF	5,704	1,326,579
Vanguard Real Estate ETF	20,482	1,960,127
Vanguard S&P 500 ETF	8,660	6,022,943
Fixed income - 20.3%
Vanguard Short-Term Bond ETF	43,550	3,402,997
Vanguard Short-Term Corporate Bond ETF	268,624	21,272,335
Vanguard Total Bond Market ETF	1,068,275	78,475,482
LIFESTYLE BLEND MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - 0.5%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	136,691	$2,408,495

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $172,398,844)		$202,674,718
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	2,691	0
ICA Gruppen AB (D)(E)	116	0
Health care - 0.0%
NMC Health PLC (D)(E)	84	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	2,149	6,478
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	10,897	0

TOTAL COMMON STOCKS (Cost $2,716)		$6,478
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.5%
U.S. Government - 6.5%
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	$9,138,031	9,111,591
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	11,512,345	11,548,635
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	9,542,424	9,713,024
U.S. Treasury STRIPS, PO, 5.063%, 05/15/2055	2,819,700	660,833
U.S. Treasury STRIPS, PO, 5.100%, 02/15/2054	3,588,000	886,033
U.S. Treasury STRIPS, PO, 5.147%, 11/15/2052	2,990,800	777,257
U.S. Treasury STRIPS, PO, 5.167%, 08/15/2051	1,569,200	432,659

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $33,512,316)		$33,130,032
SHORT-TERM INVESTMENTS - 1.0%
Short-term funds - 1.0%
John Hancock Collateral Trust, 3.5217% (G)(H)	490,202	4,902,364

TOTAL SHORT-TERM INVESTMENTS (Cost $4,902,451)		$4,902,364
Total investments (Cost $442,706,807) - 101.0%		$512,691,324
Other assets and liabilities, net - (1.0%)		(4,903,137)
TOTAL NET ASSETS - 100.0%		$507,788,187
LIFESTYLE BLEND CONSERVATIVE PORTFOLIO

As of 5-31-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 50.2%
Equity - 10.5%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,320,950	$18,744,283
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	1,454,257	21,770,225
4	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

LIFESTYLE BLEND CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - 39.7%
Bond, Class NAV, JHSB (MIM US) (B)	5,825,274	$78,874,205
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,673,131	30,156,402
Global Senior Loan ETF, JHETF (CQS) (B)	892,313	21,986,592
High Yield, Class NAV, JHBT (MIM US) (B)	7,260,578	21,999,550

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $179,073,297)		$193,531,257
UNAFFILIATED INVESTMENT COMPANIES - 40.1%
Equity - 12.1%
Fidelity Mid Cap Index Fund	222,020	9,169,421
Fidelity Small Cap Index Fund	129,705	4,742,023
iShares MSCI Global Min Vol Factor ETF	39,127	4,773,885
Vanguard Dividend Appreciation ETF	12,314	2,889,480
Vanguard FTSE Developed Markets ETF	179,448	12,878,983
Vanguard FTSE Emerging Markets ETF (C)	28,052	1,679,754
Vanguard S&P 500 ETF	15,141	10,530,414
Fixed income - 28.0%
Vanguard Short-Term Bond ETF	60,048	4,692,151
Vanguard Short-Term Corporate Bond ETF	270,162	21,394,128
Vanguard Total Bond Market ETF	1,118,136	82,138,271

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $140,808,059)		$154,888,510
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	955	0
ICA Gruppen AB (D)(E)	41	0
Health care - 0.0%
NMC Health PLC (D)(E)	30	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	762	2,298
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	3,867	0

TOTAL COMMON STOCKS (Cost $965)		$2,298
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.7%
U.S. Government - 9.7%
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	$11,331,607	11,298,821
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	14,186,923	14,231,645
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	11,811,141	12,022,302

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $37,499,535)		$37,552,768
SHORT-TERM INVESTMENTS - 0.5%
Short-term funds - 0.5%
John Hancock Collateral Trust, 3.5217% (G)(H)	197,124	1,971,378
LIFESTYLE BLEND CONSERVATIVE PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $1,971,394)	$1,971,378
Total investments (Cost $359,353,250) - 100.5%	$387,946,211
Other assets and liabilities, net - (0.5%)	(1,944,930)
TOTAL NET ASSETS - 100.0%	$386,001,281
Percentages are based upon net assets.
Security Abbreviations and Legend
CQS	CQS (US), LLC
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHSB	John Hancock Sovereign Bond Fund
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 5-31-26.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Non-income producing.
(F)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(G)	The rate shown is the annualized seven-day yield as of 5-31-26.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending.
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	5

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the portfolios’ valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Equity securities, including exchange-traded funds or closed-end funds, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of May 31, 2026, by major security category or type:
	Total value at 5-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Lifestyle Blend Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$486,978,676	$486,978,676	—	—
Unaffiliated investment companies	270,473,307	270,473,307	—	—
Common stocks	27,657	—	—	$27,657
U.S. Government and Agency obligations	3,895,726	—	$3,895,726	—
Short-term investments	12,648,738	12,648,738	—	—
Total investments in securities	$774,024,104	$770,100,721	$3,895,726	$27,657

Lifestyle Blend Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$929,544,388	$929,544,388	—	—
Unaffiliated investment companies	584,451,529	584,451,529	—	—
Common stocks	46,777	—	—	$46,777
U.S. Government and Agency obligations	40,384,611	—	$40,384,611	—
Short-term investments	19,854,909	19,854,909	—	—
Total investments in securities	$1,574,282,214	$1,533,850,826	$40,384,611	$46,777

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	Total value at 5-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Lifestyle Blend Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$883,030,858	$883,030,858	—	—
Unaffiliated investment companies	566,878,301	566,878,301	—	—
Common stocks	33,807	—	—	$33,807
U.S. Government and Agency obligations	73,292,540	—	$73,292,540	—
Short-term investments	12,812,168	12,812,168	—	—
Total investments in securities	$1,536,047,674	$1,462,721,327	$73,292,540	$33,807

Lifestyle Blend Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$271,977,732	$271,977,732	—	—
Unaffiliated investment companies	202,674,718	202,674,718	—	—
Common stocks	6,478	—	—	$6,478
U.S. Government and Agency obligations	33,130,032	—	$33,130,032	—
Short-term investments	4,902,364	4,902,364	—	—
Total investments in securities	$512,691,324	$479,554,814	$33,130,032	$6,478

Lifestyle Blend Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$193,531,257	$193,531,257	—	—
Unaffiliated investment companies	154,888,510	154,888,510	—	—
Common stocks	2,298	—	—	$2,298
U.S. Government and Agency obligations	37,552,768	—	$37,552,768	—
Short-term investments	1,971,378	1,971,378	—	—
Total investments in securities	$387,946,211	$350,391,145	$37,552,768	$2,298
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
Investment in affiliated underlying funds. Certain portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets.
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Lifestyle Blend Aggressive Portfolio
Bond	238,781	$7,061,922	$3,316,297	$(7,187,481)	$148,956	$(106,597)	$97,740	—	$3,233,097
Emerging Markets Debt	496,638	3,296,679	1,579,035	(893,297)	34,486	60,498	154,968	—	4,077,401
High Yield	667,322	1,654,024	878,397	(478,718)	1,912	(33,630)	93,573	—	2,021,985
International Strategic Equity Allocation	15,569,152	176,140,193	15,311,677	(7,403,583)	1,363,535	35,514,447	5,287,026	—	220,926,269
John Hancock Collateral Trust	1,264,785	1,367,287	105,435,239	(94,151,846)	(1,652)	(290)	12,598	—	12,648,738
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
U.S. Sector Rotation	17,148,960	$227,731,323	$25,173,393	$(23,021,516)	$1,181,601	$25,655,123	$1,890,955	$12,004,794	$256,719,924
					$2,728,838	$61,089,551	$7,536,860	$12,004,794	$499,627,414
Lifestyle Blend Growth Portfolio
Bond	4,113,863	$63,036,860	$9,658,036	$(16,520,196)	$(144,332)	$(328,657)	$2,240,514	—	$55,701,711
Emerging Markets Debt	3,635,722	26,452,481	3,496,311	(881,829)	49,332	732,985	1,205,646	—	29,849,280
Global Senior Loan ETF	871,252	19,907,234	2,625,493	(755,951)	(16,553)	(292,574)	808,558	—	21,467,649
High Yield	7,130,477	18,336,664	4,294,114	(685,874)	(10,056)	(329,502)	1,034,146	—	21,605,346
International Strategic Equity Allocation	25,575,409	288,544,216	28,914,047	(14,187,970)	2,636,614	57,008,146	8,500,250	—	362,915,053
John Hancock Collateral Trust	1,985,352	9,111,779	339,512,163	(328,766,027)	(1,598)	(1,408)	28,722	—	19,854,909
U.S. Sector Rotation	29,258,874	389,030,694	31,362,247	(27,749,412)	2,517,247	42,844,573	3,145,479	$19,969,176	438,005,349
					$5,030,654	$99,633,563	$16,963,315	$19,969,176	$949,399,297
Lifestyle Blend Balanced Portfolio
Bond	10,692,589	$136,809,789	$12,978,481	$(3,976,592)	$(80,744)	$(953,283)	$5,041,234	—	$144,777,651
Emerging Markets Debt	7,093,450	53,094,064	4,431,343	(866,043)	65,955	1,511,902	2,402,625	—	58,237,221
Global Senior Loan ETF	1,703,375	40,125,593	3,863,908	(1,417,514)	(10,893)	(589,934)	1,613,256	—	41,971,160
High Yield	13,928,713	36,757,429	6,328,914	(212,655)	2,085	(671,773)	2,059,047	—	42,204,000
International Strategic Equity Allocation	18,660,125	207,880,634	29,104,722	(15,669,942)	3,061,801	40,409,963	6,075,500	—	264,787,178
John Hancock Collateral Trust	1,281,127	3,024,811	360,787,494	(351,000,186)	329	(280)	23,304	—	12,812,168
U.S. Sector Rotation	22,114,472	294,510,785	29,076,289	(26,960,726)	2,476,296	31,951,004	2,354,345	$14,946,638	331,053,648
					$5,514,829	$71,657,599	$19,569,311	$14,946,638	$895,843,026
Lifestyle Blend Moderate Portfolio
Bond	5,631,057	$71,505,300	$8,464,018	$(3,175,565)	$12,914	$(562,161)	$2,663,292	—	$76,244,506
Emerging Markets Debt	3,596,252	27,076,318	2,946,799	(1,307,282)	90,233	719,157	1,227,726	—	29,525,225
Global Senior Loan ETF	869,679	20,429,700	3,124,428	(1,816,585)	(20,548)	(288,104)	820,968	—	21,428,891
High Yield	7,092,977	18,732,226	4,098,942	(997,533)	1,462	(343,376)	1,055,503	—	21,491,721
International Strategic Equity Allocation	3,814,017	40,248,006	11,533,915	(6,237,476)	1,277,490	7,298,971	1,178,060	—	54,120,906
John Hancock Collateral Trust	490,202	952,827	213,494,376	(209,544,816)	79	(102)	14,906	—	4,902,364
U.S. Sector Rotation	4,620,340	60,736,815	12,020,556	(10,904,457)	1,498,815	5,814,754	496,151	$3,149,828	69,166,483
					$2,860,445	$12,639,139	$7,456,606	$3,149,828	$276,880,096
Lifestyle Blend Conservative Portfolio
Bond	5,825,274	$76,046,951	$8,518,816	$(5,176,415)	$35,172	$(550,319)	$2,737,399	—	$78,874,205
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Emerging Markets Debt	3,673,131	$28,561,342	$3,276,394	$(2,523,384)	$148,879	$693,171	$1,252,755	—	$30,156,402
Global Senior Loan ETF	892,313	21,662,357	3,088,610	(2,451,816)	(25,287)	(287,272)	838,560	—	21,986,592
High Yield	7,260,578	19,754,831	4,187,032	(1,594,558)	4,291	(352,046)	1,077,639	—	21,999,550
International Strategic Equity Allocation	1,320,950	11,673,979	6,639,506	(2,241,436)	487,624	2,184,610	339,312	—	18,744,283
John Hancock Collateral Trust	197,124	1,927	235,495,644	(233,523,462)	(2,712)	(19)	24,035	—	1,971,378
U.S. Sector Rotation	1,454,257	18,776,314	6,794,889	(6,212,899)	393,240	2,018,681	150,433	$955,028	21,770,225
					$1,041,207	$3,706,806	$6,420,133	$955,028	$195,502,635
For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
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